Schedule of Long-lived Assets by Geographic Areas (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 1,511,885	$ 1,694,505	$ 2,192,021
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	1,118,954	1,281,203	1,873,623
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 392,931	$ 413,302	$ 318,398